Goodwin Procter LLP 901 New York Avenue, NW Washington, D.C. 20001 goodwinlaw.com +1 202 346 4000

September 13, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	GE Investments Funds, Inc. (File Nos. 002-91369 and 811-04041)

Ladies and Gentlemen:

We understand that GE Investments Funds, Inc. (the “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary proxy statement on Schedule 14A in connection with a special meeting of shareholders (the “Special Meeting”) of each series of the Registrant (each, a “Fund”) proposed to be held in October 2016.

The purposes of the Special Meeting are: (1) to approve an amendment to the Articles of Incorporation of the Registrant (the “Articles of Incorporation”) to authorize a change in the name of the Registrant; (2) to approve an amendment to the Articles of Incorporation to permit the Board of Directors of the Registrant to change the name of the Registrant without seeking shareholder approval; and (3) to transact any other business as may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

It is anticipated that the proxy materials will be sent to shareholders of each Fund in late September 2016.

Should you have any questions or comments regarding this filing, or if we can be of any further assistance in facilitating your review, please contact Christopher E. Palmer at (202) 346-4253 or CPalmer@goodwinlaw.com. Thank you for your assistance in this matter.

Very truly yours,

/s/ Goodwin Procter LLP

Goodwin Procter LLP

cc:	Joon Won Choe, Secretary of GE Investments Funds, Inc.